Share-Based Activity under 2003 Plan (Detail) (Directors Equity Incentive Plan 2003, USD $)	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012
Directors Equity Incentive Plan 2003
Weighted Average Grant-Date Fair Value
Beginning balance	$ 22.50
Shares granted to Directors	$ 36.63	$ 26.63	$ 20.60
Shares vested	$ 21.13
Ending balance	$ 27.48	$ 22.50
Shares
Beginning Balance	113,000
Shares granted to Directors	30,000
Shares vested	(45,000)
Ending Balance	98,000	113,000